INCOME TAXES - TAX RECONCILIATION (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Income taxes
Percentage of tax deduction for qualified research and development expenses	75.00%	75.00%	75.00%	75.00%
Reconciliation of tax computed by applying statutory income tax rate to the income tax expense
Loss from continuing operations before income tax expense	¥ (1,404)	$ (204)	¥ (35,236)	¥ (11,582)
Income tax computed at PRC statutory tax rate of 25%	(351)	(51)	(8,809)	(2,896)
Preferential tax rates	1,477	214	(2,252)	1,100
International rate differences	1,401	203	4,885	338
Additional 75% tax deduction for qualified research and development expenses	(2)	0	(60)	(1,207)
Non-deductible expenses	17	2	24	1,365
Effect of changes in tax rates on deferred taxes	0	0	(81,413)
Changes in the valuation allowance	(41,144)	(5,965)	20,381	(5,632)
Expiration of tax loss carry forward	44,256	6,418	69,240	6,932
other adjustment	1,426	206	(1,893)	6
Income tax expense	¥ 7,080	$ 1,027	¥ 103	¥ 6
PRC
Income taxes
Statutory tax rate (as a percent)	25.00%	25.00%	25.00%	25.00%